UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment; Amendment Number:   [ ]

This Amendment (check only one):             [ ]  is a restatement.
                                             [ ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      MARTIN CAPITAL MANAGEMENT, LLP
Address:   300 JUNIOR ACHIEVEMENT DR.
           SUITE 301
           ELKHART, IN  46516

Form 13F File Number:   28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      TODD B. MARTIN
Title:     MANAGING PARTNER
Phone:     (574) 293-2077

Signature, Place, and Date of Signing:

     /s/ Todd B. Martin         Elkhart , IN                11/2/07
  -----------------------    ------------------     ----------------------
        [Signature]            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  247,884

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings
and list entries.]   NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -----
AMERICAN EXPRESS CO.           COM              025816109      913   15375          SOLE               15375      0     0
BERKSHIRE HATHAWAY - B         COM              084670207    31102    7870          SOLE                7748      0   122
BROWN & BROWN, INC.            COM              115236101    32308 1228430          SOLE             1205305      0 23125
EMMIS COMM.CL A                COM              291525103    15449 3127265          SOLE             3029606      0 97659
GENERAL ELECTRIC               COM              369604103      555   13400          SOLE               13400      0     0
INTEL CORP.                    COM              458140100      639   24700          SOLE               24700      0     0
JOHNSON & JOHNSON              COM              478160104      503    7650          SOLE                7650      0     0
LOWE'S COS, INC.               COM              548661107    17004  606845          SOLE              595735      0 11110
MCDONALD'S CORP.               COM              580135101      272    5000          SOLE                5000      0     0
MERCK & CO.                    COM              589331107      414    8000          SOLE                8000      0     0
MICROSOFT CORP.                COM              594918104      790   26800          SOLE               26800      0     0
MOHAWK INDUSTRIES, INC.        COM              608190104    24912  306419          SOLE              300736      0  5683
PEPSICO, INC.                  COM              713448108      718    9800          SOLE                9800      0     0
POOL CORP.                     COM              73278L105     7572  303125          SOLE              296585      0  6540
PROGRESSIVE CORP.              COM              743315103    11017  567619          SOLE              557229      0 10390
SKYLINE CORPORATION            COM              830830105      328   10900          SOLE               10900      0     0
SYSCO CORP.                    COM              871829107    13608  382345          SOLE              376160      0  6185
TJX COS., INC.                 COM              872540109    32625 1122283          SOLE             1103158      0 19125
UNITED HEALTH GROUP INC.       COM              91324P102    22363  461765          SOLE              454445      0  7320
WAL MART STORES                COM              931142103    34167  782740          SOLE              770035      0 12705
WALT DISNEY                    COM              254687106      365   10600          SOLE               10600      0     0
WYETH                          COM              983024100      263    5900          SOLE                5900      0     0